AS FILED WITH THE U.S. SECURITIES AND EXCHANGE COMMISSION ON FEBRUARY 23, 2018

                                                                                                                                                     File No. 333-192858
                                                                                                                                                       File No. 811-22920

U.S. SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE
                                                                                                                                                          SECURITIES ACT OF 1933                                                          /X/
                                                                                                                                              POST-EFFECTIVE AMENDMENT NO. 122                                             /X/
AND
REGISTRATION STATEMENT UNDER THE
                                                                                                                                               INVESTMENT COMPANY ACT OF 1940                                            /X/
                                                                                                                                                               AMENDMENT NO. 126                                                             /X/

THE ADVISORS' INNER CIRCLE FUND III
(Exact Name of Registrant as Specified in Charter)

One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Address of Principal Executive Offices, Zip Code)

(800) 932-7781
(Registrant's Telephone Number, including Area Code)

Michael Beattie
c/o SEI Investments
One Freedom Valley Drive
Oaks, Pennsylvania 19456
(Name and Address of Agent for Service)

Copies to:

Sean Graber, Esquire	Dianne M. Descoteaux, Esquire
Morgan, Lewis & Bockius LLP	c/o SEI Investments
1701 Market Street	One Freedom Valley Drive
Philadelphia, Pennsylvania 19103	Oaks, Pennsylvania 19456

It is proposed that this filing become effective (check appropriate box)
/ / Immediately upon filing pursuant to paragraph (b)
/X/ On March 29, 2018 pursuant to paragraph (b)
/ / 60 days after filing pursuant to paragraph (a)(1)
/ / 75 days after filing pursuant to paragraph (a)(2)
/ / On [date] pursuant to paragraph (a) of Rule 485

[X]    This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

EXPLANATORY NOTE

This Post-Effective Amendment No. 122 is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended (the "1933 Act") solely to designate March 29, 2018 as the new effective date for the Registration Statement of the NorthPointe Small Cap Opportunities Fund (the "Fund"), a series of The Advisors' Inner Circle Fund III (the "Trust"), filed in Post-Effective Amendment No. 119 on December 15, 2018 pursuant to paragraph (a)(2) of Rule 485 under the 1933 Act (Accession No. 0001135428-17-001143).

PART A – PROSPECTUS

The Prospectus for the Fund is incorporated herein by reference to Part A of Post-Effective Amendment No. 119.

PART B – STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information for the Fund is incorporated herein by reference to Part B of Post-Effective Amendment No. 119.

PART C – OTHER INFORMATION

Part C of this Post-Effective Amendment is incorporated herein by reference to Part C of Post-Effective Amendment No. 119.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Post-Effective Amendment No. 122 to Registration Statement No. 333-192858 to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Oaks, Commonwealth of Pennsylvania on the 23rd day of February, 2018.
                                                                                                                                                                                                                                                              THE ADVISORS' INNER CIRCLE FUND III

                                                                                                                                                   By:                              *
                                                                                                                                                            Michael Beattie
                                                                                                                                                            President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

                           *                                                                                                                    Trustee                                                                                                               February 23, 2018
William M. Doran

                           *                                                                                                                    Trustee                                                                                                               February 23, 2018
Jon C. Hunt

                           *                                                                                                                    Trustee                                                                                                               February 23, 2018
Thomas P. Lemke

                           *                                                                                                                    Trustee                                                                                                               February 23, 2018
Jay Nadel

                           *                                                                                                                    Trustee                                                                                                               February 23, 2018
Randall S. Yanker

                           *                                                                                                                    President                                                                                                            February 23, 2018
Michael Beattie

                           *                                                                                                                    Treasurer, Controller &                                                                                    February 23, 2018
Stephen Connors                                                                                                                    Chief Financial Officer

* By:     /s/ Dianne M. Descoteaux
              Dianne M. Descoteaux
              Attorney-in-Fact